Equity Investments - Other equity investments (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Nov. 30, 2018 CNY (¥)	Dec. 31, 2017	Aug. 31, 2017 CNY (¥)	Dec. 31, 2016	Dec. 31, 2015
Private Equity Funds
Other equity investments
Equity method Investment amounts			¥ 12,000,000.0		$ 1,800
Equity method investments authorized			¥ 30,000,000.0
Lilita
Other equity investments
Percentage of equity interest			4.69%		4.69%
Lifeix Inc.
Other equity investments
Percentage of equity interest		0.30%	0.30%		0.30%	0.30%		0.30%		0.30%	0.30%
Kuailai
Other equity investments
Percentage of equity interest									8.00%
Aggregate purchase consideration									¥ 200,000
Impairment loss of equity method investment			¥ 200,000	$ 30
Yitong Technology
Other equity investments
Percentage of equity interest							10.00%
Total consideration paid	¥ 6,500,000	¥ 6,500,000
Total consideration to be paid							¥ 13,000,000.0
Equity method Investment amounts			¥ 13,000,000.0		$ 2,000	¥ 13,000,000.0
Kesheng Jiada
Other equity investments
Percentage of equity interest			3.78%		3.78%
Aggregate purchase consideration			¥ 10,000,000.0		$ 1,500
Equity method Investment amounts			¥ 10,000,000.0		$ 1,500
4K Garden
Other equity investments
Percentage of indirect equity interests			1.00%		1.00%